Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income( loss)	$ 1,636
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses	3,113
Loss on disposal of assets	1
Depreciation	1,178
Amortization of note discount and deferred debt issuance costs	4
Amortization of intangibles	23
Changes in assets and liabilities:
Card related pre-funding and receivables	190
Other assets	(416)
Deferred revenue	(129)
Accrued interest	1,065
Money orders payable	4,528
Lease termination payable	(53)
Accounts payable and accrued expenses	3,714
Net cash provided by (used in) operating activities	14,854
Cash flows from investing activities
Net receivables originated	(5,849)
Purchase of leasehold improvements and equipment	(244)
Net cash used in investing activities	(6,093)
Cash flows from financing activities
Proceeds from subsidiary note	700
Debt issuance costs	(18)
Net cash provided by (used in) financing activities	682
Net increase (decrease) in cash and cash equivalents and restricted cash	9,443
Cash and cash equivalents and restricted cash:
Beginning	47,940
Ending	57,383	$ 47,940
Cash and cash equivalents	53,208
Restricted Cash	4,175
Supplemental Disclosures of Cash Flow Information Cash payments for:
Interest	1,392
Supplemental Schedule of Noncash Investing and Financing Activities
Fair value of finance receivables acquired		81,628
Fair value of other tangible assets acquired, principally leasehold improvements and equipment		62,777
Fair value of other intangible assets acquired, principally tradename		3,163
Predecessor
Cash flows from operating activities
Net income( loss)		(51,295)	$ (180,895)	$ (1,545)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses		97,098	136,201	115,962
Goodwill impairment			113,753	28,949
Loss on disposal of assets		1,505	5,192	1,901
(Gain) loss on debt extinguishment		10,832		(65,117)
Loss on sale of subsidiary				4,106
Depreciation		11,382	13,895	14,439
Amortization of note discount and deferred debt issuance costs		8,026	3,893	2,697
Amortization of intangibles		630	496	664
Deferred income taxes			(9,675)	14,840
Stock-based compensation		31	51	1,293
Changes in assets and liabilities:
Short-term investments			500	615
Card related pre-funding and receivables		(27)	483	129
Other assets		124	4,000	(4,307)
Deferred revenue		(2,406)	(2,753)	9,654
Accrued interest		12,526	418	(1,857)
Money orders payable		(3,149)	(1,040)	(3,024)
Lease termination payable		(378)	(248)	(256)
Accounts payable and accrued expenses		(9,333)	1,690	2,633
Net cash provided by (used in) operating activities		75,566	85,961	121,776
Cash flows from investing activities
Net receivables originated		(84,679)	(136,338)	(82,525)
Net acquired assets, net of cash			(626)	(1,794)
Purchase of leasehold improvements and equipment		(5,733)	(8,861)	(9,080)
Net cash used in investing activities		(90,412)	(145,825)	(93,399)
Cash flows from financing activities
Repurchase of senior secured notes				(38,809)
Proceeds from subsidiary note		9,300	20,000	14,265
Payments on subsidiary note		(120)	(7,414)	(1,047)
Proceeds from secured notes payable		42,000
Payments on capital lease obligations		(371)	(1,076)	(1,376)
Net advances (payments) on lines of credit		(47,000)	14,150	5,650
Debt issuance costs		(12,235)	(3,932)	(113)
Net cash provided by (used in) financing activities		(8,426)	21,728	(21,430)
Net increase (decrease) in cash and cash equivalents and restricted cash		(23,272)	(38,136)	6,947
Cash and cash equivalents and restricted cash:
Beginning	$ 47,940	71,212	109,348	102,401
Ending		47,940	71,212	109,348
Cash and cash equivalents			66,627	106,333
Restricted Cash			4,585	3,015
Supplemental Disclosures of Cash Flow Information Cash payments for:
Interest		$ 29,516	42,721	40,369
Income taxes paid, net			$ 178	813
Supplemental Schedule of Noncash Investing and Financing Activities
Purchase price				11,002
Fair value of finance receivables acquired				9,065
Fair value of other tangible assets acquired, principally leasehold improvements and equipment				563
Fair value of other intangible assets acquired, principally tradename				323
Cost in excess of net assets acquired				1,051
Total				11,002
Less recognized amounts of identifiable assets and liabilities divested
Fair value of finance receivables				(6,834)
Fair value of leasehold improvements and equipment				(787)
Fair value of identifiable goodwill				(5,982)
Fair value of other liabilities				64
Loss on transaction				$ 2,537